As filed with the Securities and Exchange Commission on February 26, 2009

                                    Investment Company Act File Number 811-8312

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                                Daily Income Fund

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Item 1: Schedule of Investments
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
(UNAUDITED)
================================================================================

      Face                                                                               Maturity    Interest        Value
     Amount                                                                                Date        Rate        (Note 1)
     ------                                                                                ----        ----        --------
Commercial Paper (1.97%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Merrill Lynch & Co., Inc. (2)(6)                                        01/15/09      2.16%    $   99,916,389
                Guaranteed by FDIC
--------------                                                                                                 --------------
   100,000,000  Total Commercial Paper                                                                             99,916,389
--------------                                                                                                 --------------
Eurodollar Certificates of Deposit (1.98%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Bayerische Landesbank Girozentrale                                      02/19/09      1.66%    $  100,001,357
--------------                                                                                                 --------------
   100,000,000  Total Eurodollar Certificates of Deposit                                                          100,001,357
--------------                                                                                                 --------------
Floating Rate Securities (0.49%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  JPMorgan Chase & Co. Extendable Floating Rate Note (1)(2)               01/11/09      1.64%    $   25,000,000
--------------                                                                                                 --------------
    25,000,000  Total Floating Rate Securities                                                                     25,000,000
--------------                                                                                                 --------------
Foreign Commercial Paper (4.42%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Anglo Irish Bank Corporation PLC (3)                                    02/04/09      3.02%    $   99,716,667
    25,000,000  Anglo Irish Bank Corporation PLC (3)                                    03/12/09      2.26         24,890,625
   100,000,000  Anglo Irish Bank Corporation PLC (3)                                    03/05/09      3.15         99,453,125
--------------                                                                                                 --------------
   225,000,000  Total Foreign Commercial Paper                                                                    224,060,417
--------------                                                                                                 --------------
Letter of Credit Commercial Paper (8.13%)
------------------------------------------------------------------------------------------------------------------------------------
$   75,000,000  ICICI Bank
                LOC Bank of America, N.A.                                               01/06/09      2.26%    $   74,976,563
    40,000,000  ICICI Bank
                LOC Bank of America, N.A.                                               01/15/09      2.21         39,965,778
   100,000,000  ICICI Bank
                LOC Bank of America, N.A.                                               02/24/09      2.34         99,650,500
   116,109,000  Louis Dreyfus Corporation
                LOC Barclays Bank PLC                                                   01/30/09      1.85        115,935,965
    28,000,000  Medical Building Funding IX, L.L.C.
                LOC KBC Bank N.V. / Bank of Nova Scotia                                 02/04/09      4.25         28,000,000
    53,000,000  Vermont EDA Economic Development Capitalization
                Program   Series A
                LOC Calyon                                                              01/29/09      2.25         53,000,000
--------------                                                                                                 --------------
   412,109,000  Total Letter of Credit Commercial Paper                                                           411,528,806
--------------                                                                                                 --------------
Loan Participations (4.34%)
------------------------------------------------------------------------------------------------------------------------------------
$   85,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent(2)
                LOC U. S. Government                                                    01/13/09      2.45%    $   85,000,000
   135,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent(2)
                LOC U. S. Government                                                    01/15/09      2.40        135,000,000
--------------                                                                                                 --------------
   220,000,000  Total Loan Participation                                                                          220,000,000
--------------                                                                                                 --------------
Repurchase Agreement (2.96%)
------------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Annaly Mortgage Management, purchased on 12/31/08, repurchase proceeds at maturity $150,001,917(Collateralized by $192,940,765
                FAMC, 1.97% to 6.00%, due 03/15/36 to 04/15/36,
                value $157,500,000)                                                     01/02/09      0.23%    $  150,000,000
--------------                                                                                                 --------------
   150,000,000  Total Repurchase Agreement                                                                        150,000,000
--------------                                                                                                 --------------
Time Deposit (7.50%)
------------------------------------------------------------------------------------------------------------------------------------
$  130,000,000  BNP Paribas                                                             01/02/09      0.02%    $  130,000,000
   120,000,000  BNP Paribas                                                             01/02/09      0.00        120,000,000
   130,000,000  National Bank of Canada                                                 01/02/09      0.03        130,000,000
--------------                                                                                                 --------------
   380,000,000  Total Time Deposit                                                                                380,000,000
--------------                                                                                                 --------------
Variable Rate Demand Instruments (10.50%) (4)
------------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  1212 Jackson LLC   Series 2004
                LOC Fifth Third Bank                                                    09/01/24      4.60%    $    2,000,000
     1,785,000  1800 Indian Wood Ltd.   Series 2005
                LOC Fifth Third Bank                                                    04/01/26      4.60          1,785,000
     1,585,000  2150 Investment Company   Series 1997
                LOC Fifth Third Bank                                                    02/01/17      4.60          1,585,000
     4,110,000  A&M Associates Project   Series 2002
                LOC U.S. Bank, N.A.                                                     12/01/34      1.74          4,110,000
     1,595,000  Alatrade Foods LLC   Series 2004
                LOC Regions Bank                                                        12/01/14      2.47          1,595,000
     1,955,000  Albany, NY Industrial Development Agency Civic Facilities RB
                (Albany Medical Center Project)   Series 2006B
                LOC Citizens Bank RI                                                    05/01/35      3.50          1,955,000
     2,205,000  Alta Mira LLC   Series 2004
                LOC Marshall & Ilsley Bank                                              11/01/34      2.29          2,205,000
       800,000  Atlantic Tool & Die Company   Series 1996
                LOC Key Bank, N.A.                                                      12/01/11      3.50            800,000
     1,510,000  Atlantic Tool & Die Company   Series 2002
                LOC Key Bank, N.A.                                                      03/01/17      3.50          1,510,000
     1,678,000  Aztec Properties, LLC
                LOC U.S. Bank, N.A.                                                     08/01/20      3.50          1,678,000
     5,181,000  Baldwin County Sewer Service, LLC   Series 2005
                LOC Amsouth Bank                                                        05/01/25      1.47          5,181,000
     1,030,000  Bank of Kentucky Building, LLC   Series 1999
                LOC U.S. Bank, N.A.                                                     12/01/19      3.50          1,030,000
    41,485,000  Bass Pro Rossford Development Company, LLC
                LOC Fifth Third Bank                                                    11/01/27      4.60         41,485,000
     1,750,000  Burke County, GA Development Authority IDRB
                (Lichtenberg Holdings II, LLC Project)   Series 2002
                LOC JPMorgan Chase Bank, N.A.                                           01/01/13      1.25          1,750,000
     4,720,000  Bybee Food LLC
                LOC Key Bank, N.A.                                                      11/01/26      3.50          4,720,000
     4,670,000  Capital Markets Access Company, LLC.
                (Cape Coral Medical & Surgical Suites, LLC Project)
                LOC SunTrust Bank                                                       08/01/20      1.50          4,670,000
       317,000  Capital One Funding Corporation
                Floating Rate Option Notes   Series 1997 D
                LOC JPMorgan Chase Bank, N.A.                                           07/02/18      2.10            317,000
       400,000  CEGW, Inc
                LOC PNC Bank, N.A.                                                      03/31/09      3.65            400,000
       935,000  Central Michigan Inns, LLC (Pohlcat Inc)   Series 2000A
                LOC Wachovia Bank, N.A.                                                 04/01/30      2.00            935,000
     4,100,000  Charles K. Blandin Foundation   Series 2004 (5)
                LOC Wells Fargo Bank, N.A.                                              05/01/19      2.50          4,100,000
     2,475,000  Cinnamon Properties, Inc.
                LOC U.S. Bank, N.A.                                                     04/01/20      3.50          2,475,000
     1,805,000  Cirrus Development Ltd.   Series 1999
                LOC U.S. Bank, N.A.                                                     05/01/14      3.50          1,805,000
    44,465,000  City of Greenwood Village, CO Fiddler's Business Improvement
                District General Obligation Refunding and Improvement
                Bond   Series 2008
                LOC Key Bank, N.A.                                                      12/01/37      3.05         44,465,000
     1,900,000  CMW Real Estate, LLC   Series 2000
                LOC U.S. Bank, N.A.                                                     06/01/20      3.90          1,900,000
     3,540,000  Columbus Area, Inc.   Series 2004
                LOC Key Bank                                                            07/01/24      3.50          3,540,000
     2,850,000  Columbus, GA Development Authority RB
                (Columbus Economic Development Corporation/
                Bricken Financial Project)   Series 2006
                LOC Wachovia Bank, N.A.                                                 02/01/26      2.00          2,850,000
       660,000  Community Limited Care Dialysis Center   Series 1997
                LOC Fifth Third Bank                                                    12/01/12      3.50            660,000
     1,195,000  Consolidated Equities, LLC   Series 1995
                LOC Fifth Third Bank                                                    12/01/25      4.60          1,195,000
     3,500,000  D&G Conduit LLC
                LOC Regions Bank                                                        10/01/23      2.50          3,500,000
     8,650,000  D.G.Y. Real Estate LP   Series 2000A
                LOC PNC Bank, N.A.                                                      05/01/20      3.65          8,650,000
     2,135,000  Deerfoot Market Place, LLC   Series 2002
                LOC First Commercial Bank                                               03/01/28      3.15          2,135,000
     1,655,000  Delta Capital LLC   Series 1996B
                LOC JPMorgan Chase Bank, N.A.                                           10/01/26      2.29          1,655,000
     1,730,000  Devin F. & Janis L. McCarthy   Series 1997
                LOC U.S. Bank, N.A.                                                     07/01/17      3.50          1,730,000
     1,875,000  Eagles Landing, LLC
                LOC Regions Bank                                                        12/01/26      2.50          1,875,000
     2,870,000  Eckert Seamans Cherin & Mellott, LLC   Series 2000
                LOC PNC Bank, N.A.                                                      01/01/15      1.77          2,870,000
     6,615,000  El Dorado Enterprises of Miami, Inc.   Series 2000
                LOC Wachovia Bank, N.A.                                                 06/01/20      2.00          6,615,000
     2,145,000  Erie County, NY IDA RB
                (Niagara-Maryland LLC Project)   Series 2003
                LOC Manufacturers and Traders Trust Co.                                 06/01/23      4.75          2,145,000
     1,000,000  Falls Village Realty, LLC   Series 2004
                LOC Fifth Third Bank                                                    12/01/29      4.60          1,000,000
     4,396,114  Federal Home Loan Mortgage Corporation
                Class A Certificates   Series M006                                      10/15/45      2.25          4,396,114
     2,690,000  Fiore Capital LLC   Series 2005A
                LOC Marshall & Ilsley Bank                                              08/01/45      1.15          2,690,000
     2,900,000  First United Methodist Church of Fort Walton, Inc.   Series 2005
                LOC Regions Bank                                                        09/04/29      2.47          2,900,000
    14,540,000  FT Northport, LLC
                LOC Regions Bank                                                        12/01/31      2.50         14,540,000
    10,125,000  Gastro Partners Land Company, LLC   Series 2005
                LOC Regions Bank                                                        03/01/35      2.50         10,125,000
     1,060,000  GCG Portage L.L.C.
                LOC Old Kent Bank & Trust Company                                       02/01/26      2.29          1,060,000
     2,280,000  GMC Financing LLC,   Series 2005
                LOC Federal Home Loan Bank                                              06/01/30      1.00          2,280,000
     1,225,000  Goson Project   Series 1997
                Guaranteed by Federal Home Loan Bank                                    11/01/17      3.42          1,225,000
       485,000  Graves Lumber Co. Project   Series 2000
                Guaranteed by Federal Home Loan Bank of Cincinnati                      11/01/10      2.92            485,000
     1,205,000  Great Expectations Ltd. (Bass Chevrolet)   Series 1996
                LOC Fifth Third Bank                                                    07/01/17      6.25          1,205,000
     1,180,000  HCH, LLC   Series 2000
                LOC Key Bank, N.A.                                                      08/01/15      3.50          1,180,000
     1,013,500  HCS & DJS Leasing   Series 2004
                LOC Fifth Third Bank                                                    06/01/34      4.85          1,013,500
     3,165,000  Healtheum, LLC   Series 2004
                LOC Wells Fargo Bank, N.A.                                              11/01/29      2.00          3,165,000
     2,145,000  Henderson, OH Regional Authority
                LOC Fifth Third Bank                                                    07/01/23      4.60          2,145,000
    14,355,500  Herman & Kittle Capital, LLC   Series 2005 (5)
                LOC Fifth Third Bank                                                    06/01/55      5.00         14,355,500
     1,655,000  HFA of Lee County, FL MHRB
                (University Club Apartments)   Series 2002B
                Guaranteed by Federal National Mortgage Association                     05/15/35      2.00          1,655,000
     1,600,000  Hoosier Stamping Manufacturing Corp.   Series 2004
                LOC Fifth Third Bank                                                    07/01/36      4.60          1,600,000
       750,000  Hope Realty, Ltd. & Harmony Realty, Ltd.
                (Kurtz Bros.,Inc.) Series 2000
                LOC Key Bank, N.A.                                                      08/01/15      3.50            750,000
     2,740,000  Hostun LLC   Series 2004
                LOC Fifth Third Bank                                                    12/01/27      4.60          2,740,000
     4,670,000  IHA Capital Development LLC   Series 2007A
                LOC Key Bank, N.A.                                                      12/01/37      3.50          4,670,000
     1,500,000  IHA Capital Development LLC   Series 2003-A
                LOC Fifth Third Bank                                                    07/01/28      4.60          1,500,000
       900,000  Indian Creek Christian Church Inc.
                LOC Fifth Third Bank                                                    12/01/55      4.60            900,000
     1,525,000  IOP Properties LLC
                LOC Fifth Third Bank                                                    04/01/44      4.60          1,525,000
     2,375,000  Jacksons Food Stores, Inc.   Series 2006
                LOC Key Bank, N.A.                                                      03/01/16      3.50          2,375,000
       910,000  James B. Krewatch & Marden H. Krewatch
                Revocable Living Trust   Series 2005
                LOC Fifth Third Bank                                                    11/01/25      4.85            910,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC U.S. Bank, N.A.                                                     01/02/26      3.50          3,950,000
     1,235,000  Joe Holland Chevrolet, Inc.   Joe Holland Chrysler LLC
                (The Holland Family Limited Partnership Number 1)   Series 2004
                LOC Fifth Third Bank                                                    07/01/24      4.60          1,235,000
     1,830,000  Keating Meuthing Klekamp
                LOC Fifth Third Bank                                                    11/01/24      4.60          1,830,000
     2,275,000  Kenwood County Club, Incorporated   Series 2005
                LOC U.S. Bank, N.A.                                                     12/01/15      3.50          2,275,000
     2,689,000  KFDT LP   Series 2005
                LOC Fifth Third Bank                                                    03/01/35      4.60          2,689,000
     1,915,000  Kingston Healthcare Company   Series 1997A
                LOC Fifth Third Bank                                                    11/01/17      6.25          1,915,000
     1,610,000  Kingston Healthcare Company - Series 1998A
                LOC Fifth Third Bank                                                    03/01/18      6.25          1,610,000
       700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC)   Series 1997
                LOC Wells Fargo Bank, N.A.                                              06/01/27      2.50            700,000
     3,650,000  Kool Capital, LLC
                LOC Bank of America                                                     04/01/29      2.05          3,650,000
     1,850,000  L3 Corporation   Series 2002
                LOC Fifth Third Bank                                                    11/01/17      4.60          1,850,000
     4,400,000  Lake Mary Bay Limited Partnership   Series 2005
                LOC Amsouth Bank                                                        03/01/25      2.47          4,400,000
     4,085,000  Lake Mary Bay Limited Partnership   Series 2007
                LOC Regions Bank                                                        12/01/27      2.47          4,085,000
     1,800,000  Lauren Company, LLC   Series 2003
                LOC Wells Fargo Bank, N.A.                                              07/01/33      1.64          1,800,000
       850,000  Le Sportsac Inc.   Series 2005
                LOC Fifth Third Bank                                                    11/01/14      4.60            850,000
       115,000  Lee County, FL MHRB (Crossings at Cape Coral Apartments
                Projects)   Series 1999 B
                LOC SunTrust Bank                                                       06/01/14      3.48            115,000
       860,000  Louisiana Endoscopy Center, Inc.
                LOC Regions Bank                                                        03/01/35      2.50            860,000
     2,615,000  Louisiana Housing Finance Agency MHRB
                (Restoration Baton Rouge  I, II, III & IV Projects) Series 2002B
                LOC Regions Bank                                                        12/01/32      2.47          2,615,000
     1,835,000  Louisville/Jefferson County Metro Government, KY
                Industrial Development Refunding and Improvement RB
                (First Trust Restoration Partnership Project)   Series 2005B
                LOC Regions Bank                                                        01/01/25      2.47          1,835,000
       435,000  LRC   B Wadsworth Investors, Ltd.   Series 1997
                LOC U.S. Bank, N.A.                                                     09/01/17      3.50            435,000
       900,000  LRC Meadows Investor LLC
                LOC JPMorgan Chase Bank, N.A.                                           12/01/34      4.10            900,000
       420,000  Machining Center Inc.   Series 1997
                LOC Comerica Bank                                                       10/01/27      2.29            420,000
       615,000  Manatee County, FL MHRB   Series 2002B
                (La Mirada Gardens Project)
                LOC SunTrust Bank                                                       11/01/33      2.00            615,000
     3,280,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community)   Series 1999B
                LOC Wachovia Bank, N.A.                                                 07/01/29      2.00          3,280,000
       300,000  Mayfair Village Retirement Center, Inc., KY   Series 1995
                LOC PNC Bank, N.A.                                                      05/15/09      2.02            300,000
    12,310,000  Medical Clinic Board Board of the City of Moblie,
                AL Springhill RB(Springhill Medical Complex Inc)   Series 2000
                LOC AmSouth Bank                                                        06/01/20      2.75         12,310,000
     1,680,000  Mercer County, OH HealthCare Facilities RB
                LOC Fifth Third Bank                                                    04/01/23      4.60          1,680,000
     1,845,000  Michigan City, IN Economic Development RB
                (Consolidated Biscuit Co., Project)   Series 1998
                LOC Fifth Third Bank                                                    10/01/13      4.60          1,845,000
     1,735,000  Michigan HEFA RB (Hope College Project)   Series 1996A
                LOC Old Kent Bank & Trust Co.                                           10/01/16      5.30          1,735,000
       865,000  Milwaukee, WI (Historic Third Ward Parking Project)
                LOC Northern Trust Bank                                                 09/01/28      2.29            865,000
     2,500,000  Mississippi Business Finance Corporation IDRB
                (Attala Steel Industries, LLC Project)   Series 2005
                Guaranteed by Federal Home Loan Bank of Dallas                          07/01/20      1.00          2,500,000
     1,240,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project)   Series 1995
                LOC Regions Bank                                                        06/01/10      2.25          1,240,000
     7,225,000  Mississippi Business Finance Corporation IDRB
                (Lextron - Visteon Leasing, LLC Project)   Series 2003
                LOC JPMorgan Chase Bank, N.A.                                           12/01/27      2.95          7,225,000
     4,300,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project)   Series 2004
                LOC Bank of America, N.A.                                               06/01/24      1.45          4,300,000
       735,000  Mississippi Business Finance Corporation IDRB
                (TT & W Farm Products Inc. Project)   Series 2000B
                LOC Amsouth Bank                                                        11/01/11      2.50            735,000
     2,000,000  Mississippi Business Finance Corporation
                (Wade Inc. Project)   Series 2006
                LOC Regions Bank                                                        02/01/21      2.25          2,000,000
       905,000  MMR Development Corp.   Series 2003
                LOC Fifth Third Bank                                                    05/01/23      4.60            905,000
     4,000,000  Montgomery, AL Health Facilities Development Inc.
                LOC First Commercial Bank                                               11/01/33      2.50          4,000,000
     6,360,000  Montgomery County, PA MHRB
                (Brookside Manor Apartments)   Series 2001A
                Collateralized by Federal National Mortgage Association                 08/15/31      3.00          6,360,000
     2,865,000  Mount Ontario Holdings LLC   Series 2001 (5)
                LOC U.S. Bank, N.A.                                                     04/01/21      2.50          2,865,000
     1,715,000  Mrs. K.C. Jordan & Associates, Inc.
                LOC Fifth Third Bank                                                    04/01/23      4.60          1,715,000
     2,540,000  Nebar Investments, LLC   Series 2005
                LOC Fifth Third Bank                                                    07/01/50      4.60          2,540,000
     3,745,000  New Hampshire Health & Educational Facility Authority RB
                (Weeks Medical Center Issue)   Series 2005B
                LOC Allied Irish Bank PLC                                               07/01/35      0.97          3,745,000
     1,310,000  New Lexington Clinic, P.S.C.   Series 2003
                LOC Fifth Third Bank                                                    05/01/18      4.60          1,310,000
       700,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation                    11/01/30      0.95            700,000
     1,500,000  NO S Properties, LLC   Series 2004
                LOC Fifth Third Bank                                                    08/01/24      4.60          1,500,000
     1,625,000  NPI Capital, LLC   Series 1999A
                LOC Bank of America                                                     07/01/29      2.29          1,625,000
     6,900,000  Olathe, KS IDRB (Diamant Board Project)   Series 1997B
                LOC Svenska Handelsbanken                                               03/01/27      1.51          6,900,000
       940,000  Oswego County, NY IDA Facilities
                (OH Properties, Inc Project   B)
                LOC Manufacturers & Traders Trust Company                               06/01/24      2.01            940,000
     1,925,000  Parisi Investment, LP & Supply Co.   Series 1998
                LOC U.S. Bank, N.A.                                                     05/01/18      3.50          1,925,000
     7,395,000  Parker Towing Company Inc.   Series 2006
                LOC Regions Bank                                                        06/01/11      2.47          7,395,000
     1,300,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project)   Series 1991A
                LOC PNC Bank, N.A.                                                      05/01/21      1.57          1,300,000
       246,000  Pine Tree Country Club   Series 2003
                LOC Regions Bank                                                        08/01/23      2.47            246,000
     2,600,000  Plant City Church of God, Inc.   Series 2004
                LOC Regions Bank                                                        12/02/24      0.97          2,600,000
     3,805,000  Pomegranate Development Ltd   Series 2006
                LOC Key Bank, N.A.                                                      12/01/27      3.50          3,805,000
       915,000  Putnam County, NY IDA IDRB
                (Broad Reach, LLC Project)   Series 2006B
                LOC Charter One Bank                                                    07/01/14      4.00            915,000
     4,880,000  Real Estate, LLC and White Wilson Medical Center
                LOC Fifth Third Bank                                                    05/01/57      4.60          4,880,000
     3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project)   Series A
                LOC Comerica Bank                                                       06/01/33      2.00          3,490,000
     8,670,000  Rural Electric Cooperative Grantor Trust Certificates
                (Kansas Electric Power Cooperative, Inc.)   Series 1997
                LOC U.S. Government                                                     12/18/17      3.25          8,670,000
       920,000  S & S Partnership (Model Graphics)   Series 1999
                LOC U.S. Bank, N.A.                                                     09/01/19      3.50            920,000
     1,240,000  Sand Run Nursery & Preserve LLC   Series 2004
                LOC U.S. Bank, N.A.                                                     03/01/24      3.50          1,240,000
     2,240,000  Savoy Properties, Ltd.   Series 2000
                LOC Key Bank, N.A.                                                      08/01/20      3.50          2,240,000
     3,850,000  Security Self-Storage, Inc.   Series 1999
                LOC JPMorgan Chase Bank, N.A.                                           02/01/19      3.90          3,850,000
     2,875,000  Shepherd Capital LLC
                LOC Fifth Third Bank                                                    03/15/49      2.05          2,875,000
    11,315,000  Southwestern Group Limited   Series 2001
                LOC U.S. Bank, N.A.                                                     07/01/21      3.50         11,315,000
    10,155,000  St. Johns County IDA First Mortgage RB
                (Presbyterian Retirement Communities Project)   Series 2004B
                LOC Allied Irish Bank PLC                                               08/01/34      1.25         10,155,000
     2,530,000  St. Tammany Parish Development District
                (Main Street Holdings of St. Tammany, LLC Project)   Series 2006B
                LOC Regions Bank                                                        12/01/36      2.47          2,530,000
     1,055,000  Stallard-Schrier Family Limited Partnership   Series 1996
                LOC Fifth Third Bank                                                    09/01/16      8.00          1,055,000
       900,000  State Crest Limited   Series 2003
                LOC Fifth Third Bank                                                    06/01/23      4.60            900,000
     9,950,000  Stonegate-Partners I, LLC (Stonegate Partners Project)   Series 2002
                LOC U.S. Bank, N.A.                                                     06/01/34      2.48          9,950,000
     1,900,000  Tampa Bay, FL (Elders Land Development)   Series 2003
                LOC Fifth Third Bank                                                    09/01/23      4.60          1,900,000
     4,375,000  Tedia Company, Inc.   Series 2006
                LOC Key Bank, N.A.                                                      10/01/26      3.50          4,375,000
     1,605,000  The Home City Ice Company & HC Transport, Inc., Series   2004
                LOC U.S. Bank, N.A.                                                     05/01/19      3.50          1,605,000
     2,040,000  The Medical Clinic Board of the City of Mobile, AL   Spring Hill
                (Springhill Medical Complex, Inc.)   Series 1996B
                LOC Regions Bank                                                        09/01/11      2.25          2,040,000
     1,115,000  The Wilmington Iron & Metal Company, Inc.   Series 1999
                LOC JPMorgan Chase Bank, N.A.                                           08/01/14      3.50          1,115,000
     6,555,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                                 06/01/24      0.57          6,555,000
     3,530,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                Guaranteed by Federal Home Loan Bank of Cincinnati                      12/01/16      2.92          3,530,000
     1,240,000  Trendway Corporation   Series 1996
                LOC Bank of America                                                     12/01/26      2.29          1,240,000
     5,265,000  Triple Crown Investments, LLC   Series 2004
                LOC Federal Home Loan Bank of Dallas                                    08/01/25      0.98          5,265,000
       695,000  Vincent Enterprise & Partners   Series 2000
                LOC Key Bank, N.A.                                                      03/01/20      3.50            695,000
     3,333,000  Washington State HFC Non-Profit Housing RB
                (Rockwood Program)   Series B (5)
                LOC Wells Fargo Bank, N.A.                                              01/01/30      1.10          3,333,000
     1,375,000  Washington State HFC Non-Profit Housing RB
                (The Vintage at Richland Project)   Series 2004B
                Guaranteed by Federal National Mortgage Association                     01/15/38      1.30          1,375,000
    12,205,000  Wellington Green, LLC   Series 1999
                LOC Royal Bank of Scotland                                              04/01/29      3.05         12,205,000
     8,400,000  Wellstone Mills LLC   Series 2004A
                LOC PNC Bank, N.A.                                                      12/15/24      1.77          8,400,000
     1,600,000  Westchester County, NY IDA RB
                (B.W.P. Distributors Inc.)   Series 1997
                LOC Wachovia Bank, N.A.                                                 10/01/28      2.00          1,600,000
       395,000  Westchester Presbyterian Church
                LOC U.S. Bank, N.A.                                                     09/01/13      3.50            395,000
    14,960,000  William Morris Realty Greystone, LLC   Series 2007
                LOC Regions Bank                                                        03/01/32      1.47         14,960,000
     2,687,563  Wilmington Trust Company (Amtrak Trust 93-A)   Series B Notes
                Guaranteed by General Electric Company                                  01/01/11      6.47          2,687,563
       790,000  Windsor Medical Center, Inc.   Series 1997
                LOC Federal Home Loan Bank                                              12/03/18      2.92            790,000
     1,555,000  Wisconsin Housing Preservation Corporation   Series 2005
                LOC Marshall & Ilsley Bank                                              05/01/35      1.69          1,555,000
     2,000,000  Woods Group TN, LLC   Series 2006
                LOC Amsouth Bank                                                        09/01/31      2.47          2,000,000
--------------                                                                                                 --------------
   531,896,677  Total Variable Rate Demand Instruments                                                            531,896,677
--------------                                                                                                 --------------
Yankee Certificates of Deposit (56.32%)
------------------------------------------------------------------------------------------------------------------------------------
$  148,200,000  Allied Irish Bank                                                       01/12/09      2.39%    $  148,200,451
    75,000,000  Allied Irish Bank                                                       03/16/09      2.14         75,001,533
   200,000,000  Banco Bilbao de Vizcaya Argentaria                                      03/03/09      2.29        200,001,685
   199,100,000  Banco Santander                                                         02/27/09      2.24        199,103,088
    76,200,000  Bayerische Hypo-Und Vereinsbank                                         01/21/09      2.42         76,200,421
   150,000,000  Bayerische Hypo-Und Vereinsbank                                         03/10/09      2.64        150,002,815
    75,000,000  Bayerische Landesbank Girozentrale                                      01/08/09      2.71         75,000,145
   100,000,000  Calyon North America, Inc.                                              01/20/09      3.00        100,000,000
    79,249,000  Calyon North America, Inc.                                              01/16/09      3.25         79,293,512
   100,000,000  Credit Industriel et Commercial                                         01/14/09      2.50        100,000,000
   100,000,000  Credit Industriel et Commercial                                         01/20/09      2.55        100,000,000
   150,000,000  Dexia Credit Local de France                                            03/31/09      1.48        150,003,695
    88,250,000  DNB Nordbank                                                            02/05/09      2.18         88,311,207
    85,600,000  DNB Nordbank                                                            02/09/09      2.05         85,600,000
   151,000,000  HSH Nordbank AG                                                         02/17/09      2.19        151,001,964
    99,700,000  KBC Bank N.V                                                            03/16/09      2.10         99,702,038
   201,700,000  Landesbank Baden Wurtemburg                                             03/12/09      2.16        201,703,902
    87,000,000  Landesbank Hessen Thueringen Giroze                                     01/12/09      2.79         87,000,265
   125,000,000  Landesbank Hessen Thueringen Giroze                                     03/09/09      3.20        125,002,308
   148,200,000  Norddeutsche Landesbank Girozentral                                     01/12/09      2.49        148,200,451
    75,000,000  Norddeutsche Landesbank Girozentral                                     02/24/09      2.89         75,001,117
    50,000,000  Skandinav Enskilda Banken, NY                                           02/13/09      3.00         49,950,184
   100,000,000  Skandinav Enskilda Banken, NY                                           01/28/09      2.42        100,000,747
   188,200,000  Standard Chartered Bank PLC                                             01/05/09      2.81        188,200,208
--------------                                                                                                 --------------
 2,852,399,000  Total Yankee Certificates of Deposit                                                            2,852,481,736
--------------                                                                                                 --------------
                Total Investments (98.61%) (Cost $4,994,885,381*)                                               4,994,885,381
                Cash and other assets, net of liabilities (1.39%)                                                  70,326,915
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $5,065,212,296
                                                                                                               ==============
                Advantage Shares,               1,859,243,489 shares outstanding                               $         1.00
                                                                                                               ==============
                Institutional Class,              466,994,858 shares outstanding                               $         1.00
                                                                                                               ==============
                Institutional Service Shares      203,339,222 shares outstanding                               $         1.00
                                                                                                               ==============
                Retail Class,                   1,411,441,791 shares outstanding                               $         1.00
                                                                                                               ==============
                Short Term Income Shares,         248,594,401 shares outstanding                               $         1.00
                                                                                                               --------------
                Pinnacle,                       206,627,856   shares outstanding                               $         1.00
                                                                                                               ==============
                Investor,                       418,828,253   shares outstanding                               $         1.00
                                                                                                               ==============
                Option Xpress Class,            252,033,528   shares outstanding                               $         1.00
                                                                                                               ==============

               *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.


FOOTNOTES:
1)   The interest  rate is adjusted  quarterly  based upon one month LIBOR minus
     0.02%.

2) Security is considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of securities considered illiquid at the time of this statement represented 6.81% of the Portfolio's net assets.

3) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $224,060,417, which represented 4.42% of the Portfolio's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

4) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

5) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

6)   Security is guaranteed by FDIC via Treasury Guaranty Loan Program.

KEY:
      EDA       =   Economic Development Authority               HFC       =    Housing Finance Commission
      EDFA      =   Economic Development Finance Authority       IDA       =    Industrial Development Authority
      FAMC      =   Federal Agriculture Mortgage Corporation     IDRB      =    Industrial Development Revenue Bond
      FDIC      =   Federal Deposit Insurance Corporation        LOC       =    Letter of Credit
      HEFA      =   Health and Education Finance Authority       MHRB      =    Multi-Family Housing Revenue Bond
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond

================================================================================
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENTS OF NET ASSETS
DECEMBER 31, 2008
(UNAUDITED)
--------------------------------------------------------------------------------

      Face                                                                               Maturity    Interest        Value
     Amount                                                                                Date        Rate        (Note 1)
     ------                                                                                ----        ----        --------
Repurchase Agreements (52.36%)
------------------------------------------------------------------------------------------------------------------------------------
$  215,000,000  Bank of America Securities, LLC, purchased on 12/31/08, repurchase proceeds at maturity $215,000,119 (Collateralized by $1,552,230,810,
                GNMA, 0.000% to 8.000%, due 09/16/17 to 02/16/50, value
                $219,300,000)                                                           01/02/09      0.01%    $  215,000,000
   215,000,000  Goldman Sachs, purchased on 12/31/08, repurchase proceeds at maturity $215,000,119 (Collateralized by $3,799,901,107, GNMA
                0.067% to 12.000%, due 10/15/11 to 12/31/38, value $219,300,000)        01/02/09      0.01        215,000,000
   215,000,000  JPMorgan Chase, purchased on 12/31/08, repurchase proceeds at maturity $215,000,358 (Collateralized by $939,659,187 GNMA,
                3.625% to 13.000%, due 01/15/09 to 05/15/50, value $219,301,594)        01/02/09      0.03        215,000,000
    50,000,000  UBS Securities, LLC, purchased on 12/31/08, repurchase proceeds at maturity $50,000,028 (Collateralized by $50,915,000, U.S. Treasury
                Bond, 1.500%, due 12/31/13, value $51,002,571)                          01/02/09      0.01         50,000,000
--------------                                                                                                 --------------
   695,000,000  Total Repurchase Agreements                                                                       695,000,000
--------------                                                                                                 --------------
U.S. Government Obligations (42.44%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  U.S. Treasury Bill                                                      06/24/09      1.33%    $   24,841,104
    30,000,000  U.S. Treasury Bill                                                      04/23/09      1.36         29,874,000
    32,185,000  U.S. Treasury Bill                                                      01/15/09      0.00         32,185,000
   100,000,000  U.S. Treasury Bill                                                      03/26/09      0.03         99,993,000
   100,000,000  U.S. Treasury Bill                                                      06/24/09      0.62         99,700,333
   100,000,000  U.S. Treasury Bill                                                      04/29/09      0.16         99,947,556
    50,000,000  U.S. Treasury Note, 4.88%                                               01/31/09      0.02         50,198,047
    35,000,000  U.S. Treasury Note, 4.88%                                               08/15/09      2.24         35,560,562
    50,000,000  U.S. Treasury Note, 4.88%                                               06/30/09      2.62         50,544,830
    40,000,000  U.S. Treasury Note, 4.88%                                               05/31/09      2.06         40,455,696
--------------                                                                                                 --------------
   562,185,000  Total U.S. Government Obligations                                                                 563,300,128
--------------                                                                                                 --------------
                Total Investments (94.80%) (Cost $1,258,300,128*)                                               1,258,300,128
                Cash and Other Assets, Net of Liabilities (5.20%)                                                  69,000,244
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $1,327,300,372
                Net Asset Value, offering and redemption price per share:
                                                                                                               ==============
                Retail Shares,                 20,865,910   shares outstanding                                 $         1.00
                                                                                                               ==============
                Pinnacle Shares,               96,219,335   shares outstanding                                 $         1.00
                                                                                                               ==============
                Investor Class,               232,859,663   shares outstanding                                 $         1.00
                                                                                                               ==============
                Institutional Service Class,  220,050,556   shares outstanding                                 $         1.00
                                                                                                               ==============
                Institutional Class,          595,065,958   shares outstanding                                 $         1.00
                                                                                                               ==============
                Short Term Income Shares,      162,218,299  shares outstanding                                 $         1.00
                                                                                                               ==============

               *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

KEY:
     GNMA     =   Government National Mortgage Association

================================================================================
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2008
(UNAUDITED)
--------------------------------------------------------------------------------

      Face                                                                               Maturity    Interest        Value
     Amount                                                                                Date        Rate        (Note 1)
     ------                                                                                ----        ----        --------

Loan Participations (4.47%)
------------------------------------------------------------------------------------------------------------------------------------
$   45,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent (1)
                LOC US Government                                                       01/15/09      2.40%    $   15,000,000
    15,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent (1)
                LOC US Government                                                       01/22/09      0.87         45,000,000
--------------                                                                                                 --------------
    60,000,000  Total Loan Participations                                                                          60,000,000
--------------                                                                                                 --------------
Repurchase Agreements (20.99%)
------------------------------------------------------------------------------------------------------------------------------------
$ 126, 000,000  Bank of America Securities, LLC, purchased on 12/31/08, repurchase proceeds at maturity $ 126,000,070 (Collateralized by $124,393,734
                GNMA, 6.00% to 6.50%, due 10/15/38 to 11/20/38 Value $128,520,001)      01/02/09      0.01%    $ 126, 000,000
  156, 000,000  UBS Securities, LLC, purchased on 12/31/08, repurchase proceeds at maturity $156,000,260 (Collateralized by $190,385,000, RFIN, 0.00%,
                due 01/15/09 to 07/15/29, value $159,122,323)                           01/02/09      0.03        156,000,000
--------------                                                                                                 --------------
   282,000,000  Total Repurchase Agreements                                                                       282,000,000
--------------                                                                                                 --------------
U.S. Government Agency Discount Notes (30.11%)
------------------------------------------------------------------------------------------------------------------------------------
$   23,600,000  Federal Farm Credit Bank                                                08/25/09      2.85%    $   23,600,000
    19,685,000  Federal Home Loan Bank                                                  05/27/09      2.67         19,479,029
    25,000,000  Federal Home Loan Bank                                                  04/28/09      3.09         25,000,000
    10,000,000  Federal Home Loan Bank                                                  10/20/09      3.40         10,000,000
   100,000,000  Federal Home Loan Bank                                                  02/02/09      0.27         99,976,000
    50,000,000  Federal Home Loan Bank                                                  01/09/09      0.05         49,999,444
   100,000,000  Federal Home Loan Bank                                                  03/06/09      0.05         99,991,111
    20,000,000  Federal Home Loan Bank                                                  01/15/09      2.64         19,980,011
    25,000,000  Federal Home Loan Bank                                                  01/16/09      2.68         24,972,917
    20,000,000  Federal Home Loan Mortgage Corporation                                  01/05/09      2.15         19,995,289
    11,529,000  Federal National Mortgage Association                                   02/03/09      0.08         11,528,155
--------------                                                                                                 --------------
   404,814,000  Total U.S. Government Agency Discount Notes                                                       404,521,956
--------------                                                                                                 --------------
U.S. Government Agency Medium Term Notes (44.69%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Federal Agricultural Mortgage Corporation                               06/25/09      1.09%    $   25,000,000
    50,000,000  Federal Agricultural Mortgage Corporation                               05/15/09      1.45         50,000,000
    10,000,000  Federal Agricultural Mortgage Corporation                               07/27/09      2.84         10,000,000
    20,000,000  Federal Agricultural Mortgage Corporation                               04/01/09      2.50         20,000,000
    40,000,000  Federal Farm Credit Bank                                                11/06/09      2.45         40,000,000
    10,000,000  Federal Home Loan Bank                                                  05/07/09      2.44         10,003,763
    11,000,000  Federal Home Loan Bank                                                  06/25/09      3.15         11,000,000
    25,000,000  Federal Home Loan Bank                                                  04/23/09      1.64         25,000,000
    25,000,000  Federal Home Loan Bank                                                  06/10/09      0.46         25,000,000
    25,000,000  Federal Home Loan Bank                                                  06/10/09      0.77         25,000,000
    25,000,000  Federal Home Loan Bank                                                  07/17/09      3.04         25,000,000
    25,000,000  Federal Home Loan Bank                                                  10/02/09      3.40         25,000,000
    27,000,000  Federal Home Loan Bank                                                  04/14/09      2.25         27,000,000
    50,000,000  Federal Home Loan Bank                                                  02/02/09      0.59         50,000,000
    50,000,000  Federal Home Loan Bank                                                  06/10/09      0.36         50,000,000
    20,000,000  Federal Home Loan Bank                                                  04/01/09      2.32         20,000,000
    20,000,000  Federal Home Loan Bank                                                  05/06/09      2.67         20,000,000
    50,000,000  Federal Home Loan Bank                                                  03/04/09      0.22         50,159,108
    25,000,000  Federal Home Loan Bank                                                  08/04/09      1.69         25,127,123
    40,000,000  Federal Home Loan Bank                                                  04/07/09      2.45         40,000,000
    26,704,000  Federal Home Loan Mortgage Corporation                                  03/15/09      0.17         27,005,895
--------------                                                                                                 --------------
   599,704,000  Total U.S. Government Agency Medium Term Notes                                                    600,295,889
--------------                                                                                                 --------------
                Total Investments (100.26%)(cost $1,346,817,846*)                                               1,346,817,846
                Liabilities in excess of cash and other assets (-0.26%)                                           (3,506,636)
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $1,343,311,210
                                                                                                               ==============
                Advantage Shares,            1,100,103,329  shares outstanding                                 $         1.00
                                                                                                               ==============
                Retail Class,                  242,991,943  shares outstanding                                 $         1.00
                                                                                                               ==============
                Institutional Service Class,       291,555  shares outstanding                                 $         1.00
                                                                                                               ==============

               *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

1) Security is considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of securities considered illiquid at the time of this statement represented
     4.47% of the Portfolio's net assets.

KEY:
GNMA      =    Government National Mortgage Association
LOC       =    Letter of Credit
RFIN      =    Resolution Funding Corporation Strip Interest

================================================================================
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2008
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                         Ratings (1)
                                                                                                                   -----------------
    Face                                                                        Maturity    Interest     Value              Standard
   Amount                                                                         Date        Rate      (Note 1)   Moody's  & Poor's
   ------                                                                         ----        ----       ------    -------  --------
Put Bonds (2) (3.38%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,790,000  MERLOTs Series 2002 A 29 Relating to Washington State HFC
              Single Family Program Refunding Bonds 2002 Series 3A-R (3)
              Guaranteed by  Government National Mortgage Association/
              Federal National Mortgage Association                             02/11/09     1.50%  $ 1,790,000   VMIG-1
   1,420,000  Oakland County, MI EDC RB (Orchard   Maple Project) (3)
              LOC Bank of America, N.A.                                         05/15/09     3.68     1,420,000     P-1      A-1+
  11,740,000  Three Rivers Solid Waste Authority, SC
              Solid Waste Disposal Facilities COPs Series 2007A (3)
              LOC US Bank, N.A.                                                 04/01/09     3.35    11,740,000              A-1+
------------                                                                                        -----------
  14,950,000  Total Put Bonds                                                                        14,950,000
------------                                                                                        -----------
Tax Exempt Commercial Paper (5.14%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  City of St. Louis, MO Airport RN
              (Lambert   St. Louis International Airport) 2004 Program
              LOC JPMorgan Chase Bank, N.A.                                     01/14/09     1.30%  $ 1,000,000     P-1     A-1+
   3,700,000  City of San Antonio, TX WaterSystem   Series A                    02/27/09     1.10     3,700,000     P-1     A-1+
   3,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) ((3))
              LOC BNP Paribas                                                   03/02/09     0.72     3,000,000   VMIG-1    A-1+
   5,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project) ((3))
              LOC BNP Paribas                                                   02/05/09     1.20     5,000,000   VMIG-1    A-1+
   5,000,000  Pendleton County, KY Municipal Multi-County Lease RB
              (Kentucky Association of Counties Leasing Trust Program)
              LOC JPMorgan Chase Bank, N.A.                                     03/04/09     0.85     5,000,000     P-1     A-1+
   5,000,000  Washington D.C Metropolitan Area Transit Authority   Series A
              LOC Wachovia Bank, N.A.                                           02/05/09     1.25     5,000,000     P-1     A-1+
------------                                                                                        -----------
  22,700,000  Total Tax-Exempt Commercial Paper                                                      22,700,000
------------                                                                                        -----------
Tax Exempt General Obligation Notes & Bonds (14.76%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,715,000  Clark County, OH BAN ((4))                                        06/10/09     2.00%  $ 1,716,842
   1,500,000  Commonwealth of Puerto Rico, TRAN  - Series 2009A Subseries A4
              LOC KBC Bank, N.A.                                                07/30/09     2.39     1,507,252    MIG-1    SP-1
   2,385,000  Concord, CO Metropolitan District, Douglas County, CO
              GO Refunding & Improvement Bonds   Series 2004
              LOC Wells Fargo Bank                                              12/01/09     2.00     2,385,000             A-1+
   2,000,000  Cooperstown Central School District,
              Otsego County, NY BAN (4)                                         07/31/09     2.05     2,007,920
   9,800,000  D.C. Everest Area School District, WI TRAN                        09/09/09     2.20     9,827,878             A-1
   5,000,000  Elkhorn Wisconsin Area School District, WI TRAN (4)               08/21/09     2.15     5,010,887
   1,500,000  Lake Mills Area School District, WI TRAN  (4)                     09/04/09     2.25     1,502,463
   1,240,000  Marion County, OH (Legacy Crossing Improvement)
              BAN   Series 2008((4))                                            04/29/09     1.80     1,241,769
   3,685,000  Michigan Lowell Area Schools (4)                                  05/01/09     2.60     3,701,571
   7,200,000  Middleton-Cross Plains Area School District, WI TRAN (4)          09/18/09     2.50     7,212,480
   2,815,000  Muskingum County, OH
              (Bartlett Run Sanitary Sewer Improvement)
              BAN   Series 2008 (4)                                             01/15/09     2.93     2,815,596
   1,740,000  Plymonth Joint School District, WI TRAN (4)                       09/30/09     2.40     1,747,585
   1,850,000  Ripon Area School District, WI TRAN (4)                           09/30/09     4.00     1,852,120
   1,500,000  School District of Altoona, WI TRAN (4)                           10/30/09     4.00     1,501,191
   1,750,000  School District of Bloomer, WI TRAN (4)                           09/29/09     2.20     1,753,802
     900,000  School District of Cadott Community, WI TRAN (4)                  09/30/09     2.35       900,977
   5,400,000  School District of Grafton, WI TRAN (4)                           10/14/09     2.70     5,412,331
   1,000,000  School District of Green Lake, WI TRAN (4)                        10/02/09     3.00     1,001,822
   1,290,000  School District of Glenwood City, WI TRAN (4)                     09/23/09     2.35     1,291,833
   1,775,000  School District of New Lisbon, WI TRAN (4)                        10/15/09     2.29     1,776,491
   1,150,000  School District of Prentice, WI TRAN (4)                          09/17/09     2.20     1,152,394
   2,600,000  School District of Three Lakes, WI TRAN (4)                       08/20/09     2.24     2,601,776
   1,800,000  Valders Area School District, Manitowac County, WI TRAN (4)       09/25/09     2.80     1,802,556
   3,500,000  Waunakee Community School District TRAN (4)                       10/19/09     4.00     3,506,704
------------                                                                                        -----------
  65,095,000  Total Tax Exempt General Obligation Notes & Bonds                                      65,231,240
------------                                                                                        -----------
Variable Rate Demand Instruments ((5)) (68.79%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Adams County, PA IDA IDRB
              (Say Plastic Inc. Project)   Series 2007 A
              LOC Wachovia Bank, N.A.                                           08/01/32     2.20%  $ 2,000,000     P-1     A-1+
   4,900,000  BB & T Municipal Trust Floater Certificates   Series 1009
              Relating to Custody Receipts, Series 2008-17,
              Yadkin County, NC
              LOC Branch Banking And Trust Company                              03/01/24     1.22     4,900,000   VMIG-1
   6,490,000  BB & T Municipal Trust Floater Certificates
              Series 5000 Relating to
              Custody Receipts, Series 2008-1
              LOC Rabobank, N.A.                                                10/01/28     1.40     6,490,000   VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series 2006B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     0.85       475,000   VMIG-1    A-1+
   1,000,000  Brevard Country, FL HFA Refunding Revenue Bonds
              (Health First Obligated Group,
              Health First Inc. Project) - Series 2003
              LOC Suntrust Bank, N.A.                                           08/01/14     1.10     1,000,000   VMIG-1
     750,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project) -  Series 2006  (3)
              LOC Citibank, N.A.                                                04/15/38     1.00       750,000             A-1+
   1,880,000  Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB
              (Delta Equine Center LLC Project) - Series 2007 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/32     1.40     1,880,000
   4,605,000  Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine
              Neches, TX HFC Single Family Mortgage RB Series 2006 (3)
              Collateralized by Government National Mortgage Association/
              Federal National Mortgage Association/
              Federal Home Loan Mortgage Corporation                            12/01/39     1.46     4,605,000   VMIG-1
   2,315,000  Citigroup Global Markets ROCs Trust II-R Series 12211
              (State of Florida, Full Faith and Credit, State Board of Education,
              Public Education Capital Outlay Bonds, 2003 Series B)             06/01/33     1.38     2,315,000              A-1+
     400,000  City of Cohasset, MN RB
              (Minnesota Power & Light Company Project) - Series 1997A
              LOC LaSalle National Bank, N.A.                                   06/01/20     1.20       400,000             A-1+
   1,285,000  City of Demopolis, AL Industrial Development Board Gulf Opportunity
              Zone Bonds (Jackson Paper Company, Inc. Project)
              LOC Compass Bank                                                  08/01/22     1.60     1,285,000     P-1     A-1
   1,500,000  City of Galesburg, LI RB Series 1999 (Knox College Project)
              LOC LaSalle National Bank, N.A                                    07/01/24     1.30     1,500,000             A-1+
   5,135,000  City of Milwaukee, WI IDRB
              (Midwest Express Airlines, Inc. Project) - Series 1998 (3) (4)
              LOC US Bank, N.A.                                                 08/01/30     1.83     5,135,000
   3,000,000  City of Mount Vernon, IN Pollution Control Refunding RB
              (General Electric Company Project)   Series 1998  (3)             11/01/18     1.10     3,000,000     P-1     A-1+
   1,760,000  Cleveland - Cuyahoga County, OH Port Authority Refunding RB
              (CBT Project)   Series 2007
              LOC Charter One Bank, NA                                          06/01/31     1.77     1,760,000     P-1     A-1+
   4,638,140  Clipper Tax Exempt  Certificates Trust  Series
              (Oklahoma Single Family Housing) 2004-3 (3)                       02/01/10     1.37     4,638,140   VMIG-1
   3,000,000  Colorado HFA Solid Waste Disposal RB
              (Waste Management, Incorporate Inc. Project) -  Series 2003 (3)
              LOC Wachovia Bank, N.A.                                           08/01/38     1.45     3,000,000             A-1+
   2,000,000  County of Henry, OH Improvement RB,
              (Henry County Hospital, Inc Project) - Series 2006
              LOC Key Bank, N.A                                                 03/01/31     1.85     2,000,000     P-1     A-1
   3,575,000  County of Lucas, OH MHRB
              (The Lakewoods Projects)   Series 1998 (4)
              LOC Key Bank, N.A.                                                04/01/37     1.90     3,575,000
   3,000,000  County of Monroe IDA Civic Facility RB
              (Depaul Properties, Inc. Project)   Series 2006
              LOC Key Bank, N.A                                                 06/01/26     1.65     3,000,000   VMIG-1
   1,645,000  County of Prince William, VA IDA IDRB
              (Mediatech, Inc. Project)   Series 2007 (3)
              LOC Branch Banking And Trust Company                              11/01/32     1.40     1,645,000   VMIG-1
   5,000,000  Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating
              to the IDA of the City of Chandler, AZ IDRB, Series 2007
              (Intel Corporation Project) (3) (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     1.26     5,000,000
   2,000,000  Development Authority of Carroll County, RB
              (Royal Metal Products, Inc. Project)   Series 2007 (3)
              LOC Branch Bank & Trust Company                                   01/01/27     1.40     2,000,000   VMIG-1
  11,030,000  Development Authority of Columbus, GA MHRB
              (Avalon apartments Projects)   Series 2008 (3)
              Guaranteed by Federal National Mortgage Association               10/15/40     1.60    11,030,000             A-1+
   6,000,000  Development Authority of Columbus, GA MHRB
              (Lumpkin Park Apartments Project)   Series 2008 (3)
              LOC Regions Bank, N.A..                                           03/01/43     2.15     6,000,000             A-1
   1,935,000  Development Authority of Dekalb County, GA IDRB
              (Qualex Project)   Series 1997  (3)
              LOC Comerica Bank, N.A.                                           04/01/12     2.00     1,935,000             A-1
     900,000  Development Authority of Gwinnett County, GA RB
              (Greater Atlanta Christian School, Inc. Project)   Series 2002
              LOC Suntrust Bank                                                 05/01/22     0.85       900,000   VMIG-1
   3,600,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002  (3)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     1.35     3,600,000             A-1+
   2,790,000  Elkhart County, IN EDRB
              (Reflex Industries, Inc. Project) -  Series 2007 (3)
              LOC Fifth Third Bank                                              12/01/27     3.77     2,790,000     P-1     A-1+
   1,250,000  Florida Development Finance Corporation Enterprise Bond Program
              IDRB (RMS Communications Group, Inc. Project)   Series 2003A2 (3)
              LOC SunTrust Bank                                                 06/01/23     1.05     1,250,000     P-1     A-1+
  10,000,000  Federal Home Loan Mortgage Corporation Class A
              Multi-family Certificates, Series M015 (3)
              Guaranteed by Federal Home Loan Mortgage Corporation              05/15/46     1.40    10,000,000             A-1+
   4,400,000  Florence County, SC Solid Waste Disposal and Wastewater
              Treatment Facilities RB(Roche Carolina Inc Project) Series 1998(3)
              LOC Deutsche Bank, N.A.                                           04/01/28     1.35     4,400,000   VMIG-1    A-1+
   1,000,000  Fulton County, KY Industrial Building RB
              (The Burke- Parsons- Bowlby Corporation Project) Series 2006 (3)
              LOC Branch Banking And Trust Company                              07/01/26     1.60     1,000,000     P-1     A-1+
   1,450,000  Health and Educational Facilities Board of the Metropolitan
              Government of Nashville and Davidson County, TN MHRB
              (Wedgewood Tower Project)   Series 2004 A  (3)
              LOC AmSouth Bank                                                  06/01/34     3.40     1,450,000     P-1     A-1
   7,500,000  Highlands County, FL HFA RB (Adventist Health System/Sunbelt,
              Inc Accounts Recievable Program)-Series 1996 A-4
              LOC Suntrust Bank, N.A.                                           11/15/27     1.35     7,500,000   VMIG-1    A-1+
   7,400,000  Housing Authority of Cobb County, GA MHRB
              (Highland Ridge Apartments Projects)   Series 2008
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/41     1.45     7,400,000             A-1+
   7,650,000  Housing Authority of the City of Rome, GA MHRB
              (Ashland Park Apartment Project)   Series 2002
              LOC Regions Bank, N.A.                                            07/01/34     2.15     7,650,000             A-1
   2,500,000  Housing Finance Authority of Broward County, FL MHRB
              (Palms of Deerfield Beach Apartments)   Series 2006 (3)
              LOC Citibank, N.A.                                                08/15/38     1.10     2,500,000             A-1+
   3,000,000  Illinois Development Finance Authority
              (Butterfield Creek Project)   Series 1999 (3)
              LOC LaSalle National Bank, N.A.                                   04/01/39     1.55     3,000,000             A-1
   4,570,000  Illinois Development Finance Authority
              (Trim-Rite Food Corporation Project)  Series 2000  (3)
              LOC Fifth Third Bank                                              12/01/25     3.77     4,570,000             A-1
   1,500,000  Illinois Development Finance Authority IDRB
              (U.S. Acrylic, Inc. Project)   Series 2003
              LOC Fifth Third Bank                                              08/01/33     3.77     1,500,000     P-1     A-1+
   2,575,000  Illinois Financial Authority RB
              (Riverside Health System Project)   Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     11/15/29     0.80     2,575,000   VMIG-1    A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project)   Series 2007
              LOC Northern Trust Company                                        04/01/35     1.35     3,700,000             A-1+
   3,625,000  Indiana Development Finance Authority RB
              (Sycamore School Project)   Series 2004
              LOC Key Bank, N.A.                                                08/01/24     3.15     3,625,000   VMIG-1    A-1
   1,350,000  Iredell County, NC Industrial Facilities and Pollution Control
              Financing Authority (Riley Technologies Project) Series 2006(3)(4)
              LOC Branch Banking And Trust Company                              11/01/31     1.60     1,350,000
   1,360,000  Jeffersontown, KY (Kentucky League of Cities Lease Program RB
              Funding Trust Lease Program RB)   Series 2000
              LOC US Bank, N.A.                                                 03/01/30     0.85     1,360,000   VMIG-1
   3,215,000  JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054
              Relating to the City of Chicago MHRB
              (Drexel Preservation Project)   Series 2007 (3)
              Guaranteed by Federal Housing Authority/
              Government National Mortgage Association                          12/20/39     1.50     3,215,000   VMIG-1
   2,400,000  La Porte County, IN EDRB(Universal Forest Products Indiana
              Limited Partnership Project)   Series 2000 (3)
              LOC Bank of America, N.A.                                         11/01/20     1.95     2,400,000     P-1     A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Project)   Series 2003C          02/15/38     0.60       600,000   VMIG-1    A-1+
   5,000,000  Louisana Housing Finance Agency Gulf Opportunity Zone Bonds
              (Canterbury House Apartments   Sherwood)   Series 2007
              LOC Charter One Bank, NA                                          09/15/40     1.35     5,000,000   VMIG-1
     406,000  Marion County, FL IDA MHRB
              (Chambrel at Pinecastle Project)   Series 2002 (3)
              Guaranteed by Federal National Mortgage Association               11/15/32     1.15       406,000             A-1+
   2,000,000  Marion County, FL IDA IDRB
              (Capris Furniture Industries, Inc. Project) -Series 2005 (3)
              LOC SunTrust Bank                                                 02/01/25     1.20     2,000,000     P-1     A-1+
   7,000,000  Maryland Health and Higher Educational Facilities Authority RB
              (University of Maryland Medical System Issue)   Series 2007A
              LOC Wachovia Bank, N.A.                                           07/01/34     1.90     7,000,000   VMIG-1    A-1+
   5,160,000  Metropolitan Nashville Airport Authority, TN Special Facility RB
              (Embraer Aircraft Maintenance Services Inc. Project)   2005
              LOC Regions Bank, N.A.                                            04/01/30     4.75     5,160,000     P-1     A-1
   1,180,000  Miami-Dade County IDA IDRB
              (Airbus Service Company, Inc. Project)   Series 1998A  (3)
              LOC Calyon Bank                                                   04/01/30     1.52     1,180,000             A-1+
   1,500,000  Michigan State Strategic Fund Limited Obligation RB
              (The Envelope Printery Inc Project)   Series 2007 (3)
              LOC Fifth Third Bank                                              03/01/27     3.87     1,500,000     P-1     A-1+
   1,900,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc.)   Series 2006 (3)
              LOC Fifth Third Bank                                              06/01/14     3.77     1,900,000     P-1     A-1+
   2,275,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project)   Series 2007 (3)
              LOC Fifth Third Bank                                              04/01/37     3.77     2,275,000     P-1     A-1+
     920,000  Michigan State Strategic Fund Limited Obligation RB
              (Ilmor Engineering, Inc. Project)   Series 2006 (3)
              LOC Fifth Third Bank                                              03/01/36     3.77       920,000     P-1     A-1+
   1,550,000  Michigan State Strategic Fund Limited Obligation RB
              (Sintel, Inc. Project)   Series 2005  (3)
              LOC Fifth Third Bank                                              10/01/30     3.77     1,550,000     P-1     A-1+
     525,000  Mississippi Home Corporation Single Family Mortgage RB
              Wachovia Merlots Trust Series 2000YYY (3)
              Guaranteed by Government National Mortgage Association            12/01/31     1.45       525,000   VMIG-1
   2,250,000  Mississippi Business Finance IDRB
              (EPCO CarbonDioxide Products Inc. Project)   Series 2002 (3)
              LOC Comerica Bank                                                 03/01/17     2.00     2,250,000             A-1
   6,000,000  Nephi City, UT Multi-Mode IDRB
              (Fibertek Insulation West Project), Series 2008 (3)
              LOC Key Bank, N.A.                                                04/01/28     1.85     6,000,000   VMIG-1
   3,500,000  Nevada Housing Division MHRB
              (Golden Apartment)   Series 2007 (3)
              Guaranteed by Federal Home Loan Mortgage Corporation              10/01/37     1.30     3,500,000             A-1+
   5,545,000  Nevada Housing Division Multi-Unit Housing RB
              (Help Owens 2 Apartments)   Series 2007 (3)
              LOC Citibank, N.A.                                                10/01/42     1.30     5,545,000             A-1+
   2,140,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project)   Series 1997A (3)
              LOC Federal Home Loan Bank                                        10/01/30     1.35     2,140,000             A-1+
   2,025,000  NYC Housing Development Corporation MHRB
              (100 Jane Street Development)   Series A
              Collateralized by Federal National Mortgage Association           09/15/28     0.82     2,025,000             A-1+
     430,000  Ohio County, KY Industrial Building RB
              (Ritatsu Manufacturing, Inc. Project)   Series 2005  (3)
              LOC Fifth Third Bank                                              10/01/20     3.77       430,000     P-1     A-1+
   1,500,000  Ohio State Air Quality Development Authority, State of Ohio PCRB
              (FirstEnergy Generation Corp. Project)   Series 2006A
              LOC Key Bank, N.A.                                                12/01/23     1.25     1,500,000   VMIG-1    A-1
   4,600,000  Ohio State Water Quality Development Authority, State of Ohio PCRB
              (FirstEnergy Generation Corp. Project)   Series 2008A (3)
              LOC Bank of Nova Scotia                                           11/01/33     0.95     4,600,000             A-1+
   1,000,000  Orange County, FL HFA MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
              Guaranteed by Federal National Mortgage Association               06/01/25     0.90     1,000,000             A-1+
   1,200,000  Orange County, FL HFA MHRB
              (Windsor Pines Project)   Series 2000E (3)
              LOC Bank of America, N.A.                                         03/01/35     2.40     1,200,000   VMIG-1
     250,000  Orlando, FL Utilities Commission Water and Electric RB  (3)
              Series 2002B                                                      10/01/22     0.75       250,000   VMIG-1    A-1+
   2,000,000  Pennsylvania EDFA (National Railroad Passenger Corporation
              Amtrak Project)   Series B of 2001 (3)
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     1.15     2,000,000   VMIG-1    A-1+
   2,500,000  Pennsylvania EDFA EDRB 2005 Series B-2
              (Joseph R & Nancy L DelSignore Project) (3)
              LOC PNC Bank, N.A.                                                08/01/30     1.28     2,500,000     P-1     A-1+
   1,200,000  Pennsylvania EDFA EDRB 2005 Series B-3
              (North America Communications, Inc. Project) (3)
              LOC PNC Bank, N.A.                                                08/01/12     1.28     1,200,000     P-1     A-1+
   1,975,000  Port Bellingham, WA IDC Environmental Facilities Industrial RB
              (BP West Coast Products LLC Project)   Series 2003 (3)            03/01/38     1.25     1,975,000   VMIG-1    A-1+
   3,500,000  Riesel, TX IDC Solid Waste Disposal RB
              (Sandy Creek Energy Associates, LP Project)   Series 2007 (3)
              LOC Credit Suisse                                                 10/01/42     1.15     3,500,000             A-1+
   1,800,000  Rockingham County , NC Industrial Facilites and PCFA IDRB
              (Eden Customs Processing, LLC Project) Series 2004 (3) (4)
              LOC Branch Banking And Trust Company                              01/01/17     1.40     1,800,000
   1,925,000  Rockingham County , NC  Industrial Facilites and PCFA IDRB
              (Whiteridge Plastics, LLC Project)   Series 2003 (3) (4)
              LOC Branch Banking And Trust Company                              03/01/15     1.40     1,925,000
     910,000  Sampson County, NC Industrial Facilities and PCFA IDRB
              (DuBose Strapping, Inc. Project) Series 2001 (3) (4)
              LOC JPMorgan Chase Bank, N.A                                      01/01/12     1.95       910,000
   1,840,000  Sampson County, NC Industrial Facilities and PCFA IDRB
              (DuBose Strapping, Inc. Project) Series 2003 (3) (4)
              LOC JPMorgan Chase Bank, N.A                                      01/01/14     1.40     1,840,000
   2,000,000  Savannah, GA EDA Solid Waste Disposal RB (Republic
              Services of Georgia Limited Partnership Project)   Series 2000(3)
              LOC SunTrust Bank                                                 06/01/30     1.20     2,000,000   VMIG-1
   4,015,000  South Carolina Jobs EDA EDRB ((3))
              (DCS Diversified Coating Systems, Inc Project)   Series 2002  (3)
              LOC Branch Banking And Trust Company                              04/01/17     1.40     4,015,000   VMIG-1
   1,800,000  State of Connecticut HEFA RB (Yale University)   Series V-1       07/01/36     0.70     1,800,000   VMIG-1    A-1+
     800,000  Suffolk, VA Redevelopment and Housing Authority MHRB
              (Oak Springs Apartments, LLC Project)   Series A1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     0.80       800,000   VMIG-1
     965,000  Suffolk County, VA Redevelopment & Housing Authority MHRB
              (Pembroke Crossing Apartments, LLC Project)   Series 1998 (4)
              LOC SunTrust Bank                                                 09/01/19     1.23       965,000
   1,105,000  The Industrial Development Board of the City of Montgomery, AL
               IDRRB (KINPAK Inc. Project)   Series 1997
              LOC Regions Bank, N.A.                                            03/01/12     2.50     1,105,000     P-1     A-1
   2,720,000  The Industrial Development Board of the City of Montgomery, AL IDRB
              (KINPAK Inc. Project)   Series 2002  (3)
              LOC Regions Bank, N.A.                                            06/01/17     2.50     2,720,000     P-1     A-1
   1,000,000  The Trust for Cultural Resources of the City of New York RRB
              (Lincoln Center for the Performing Arts, In.)   Series 2008A-1
              LOC Bank of America, N.A.                                         12/01/35     0.95     1,000,000   VMIG-1    A-1+
   4,000,000  The Port Authority of New York and New Jersey
              Versatile Structure Obligation RB  Series 3                       06/01/20     0.95     4,000,000   VMIG-1    A-1+
   5,000,000  Timnath Development Authority RB
              ( In The Town of Timnath, Colorado)   Series 2007
              LOC Compass bank                                                  12/01/29     1.25     5,000,000             A-1
   1,150,000  Town of Caledonia, WI IDRB (Caledonia Properties LLC/
              Quick Cable Corpoation Project)   Series 1998 (3)
              LOC Fifth Third Bank                                              12/01/18     3.77     1,150,000     P-1     A-1+
     370,000  Town of Frisco City, AL Industrial Development Board IDRB (Standard
              Furniture Manufacturing Company, Inc. Project)   Series 1999 (3)
              LOC Royal Bank of Canada                                          11/01/09     1.50       370,000             A-1
   1,165,000  Tulsa, OK Industrial Authority IDRB, Series 1998
              (Indian Health Care Resource Center of Tulsa, Inc. Project)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     1.65     1,165,000   VMIG-1    A-1+
     645,000  Tuscaloosa County, AL IDA IDRB
              (Automotive Carridor, LLC Expansion Project)  Series 2004 (3)(4)
              LOC Regions Bank, N.A.                                            11/01/24     1.55       645,000
   1,285,000  Tuscaloosa County, AL IDA IDRB
              (Automotive Carridor, LLC Project)   Series 2001(3)
              LOC Regions Bank, N.A.                                            10/01/21     1.55     1,285,000     P-1     A-1
   4,800,000  University of North Carolina at Chapel Hill Foundation, Inc.
               COPs   Series 1989
              LOC Bank of America, N.A.                                         10/01/09     0.80     4,800,000   VMIG-1
     265,000  University of North Carolina at Chapel Hill RB   Series 2001 B    12/01/25     0.40       265,000   VMIG-1    A-1+
   1,400,000  Upper Illinois River Valley Development Authority IDRB
              (Advanced Flexible Composites, Inc. Project) Series 2003-A(3)(4)
              LOC LaSalle National Bank, N.A.                                   06/01/25     3.60     1,400,000
   4,055,000  Upper Illinois River Valley Development Authority IDRB
              (Georgi Holdings, LLC Project) Series 2002(3) (4)
              LOC U.S. Bank, N.A.                                               12/01/37     1.83     4,055,000
   1,000,000  Vermont EDA IDRB (Smugglers' Notch Issue Series A) (3)
              LOC Key Bank, N.A.                                                09/01/15     2.45     1,000,000     P-1     A-1
   1,200,000  Village of Orland Park, IL IDRB
              (Panduit Corporation Project)   Series 1996 (3)
              LOC Fifth Third Bank                                              04/01/31     2.55     1,200,000             A-1+
   2,450,000  Volusia County, FL IDA IDRB
              (Intellitech Project)   Series 2007A
              LOC Bank of America, N.A.                                         10/01/37     1.45     2,450,000             A-1+
   2,630,000  Washington State EDFA EDRB
              (Summer Building LLC Project)   Series 2005F (3)
              LOC Key Bank, N.A.                                                12/01/30     2.35     2,630,000     P-1     A-1
   6,500,000  Washington State HFC Nonprofit Housing RB
              (Mirabella Project) - Series 2006A
              LOC HSH Nordbank AG                                               03/01/36     1.65     6,500,000             A-1
   2,800,000  Washington State HFC MHRB
              (The Seasons Apartment Project) Series 2006 (3)
              Collateralized by Federal National Mortgage Association           12/15/40     1.55     2,800,000   VMIG-1
     715,000  Washington State HFC Single-Family Program Bonds 2006 Series 2A(3)
              Guaranteed by Government National Mortgage Association/
              Federal National Mortgage Association/
              Federal Home Loan Mortgage Corporation                            12/01/09     1.50       715,000   VMIG-1
   2,000,000  West Des Moines, IA RB
              (Woodgrain Millwork, Inc Project)   Series 1995 (3)
              LOC Wells Fargo Bank, N.A.                                        04/01/10     1.05     2,000,000     P-1     A-1+
   5,000,000  West Virginia EDA Solid Waste Disposal Facilites RB
              (Appalachian Power Company-Mountaineer Project)
                 Series 2008B (3)
              LOC JPMorgan Chase Bank, N.A.                                     02/01/36     1.52     5,000,000   VMIG-1    A-1+
   3,010,000  Will-Kankakee, IL Regional Development Authority IDRB (3)
              (Atlas Putty Products Co. Project) Series 2006A
              LOC Fifth Third Bank                                              08/01/36     3.77     3,010,000     P-1     A-1+
   1,000,000  Wisconsin State HEFA RB (Indian Community
              School of Milwaukee, Inc. Project)   Series 2006
              LOC JPMorgan Chase Bank, N.A.                                     12/01/36     0.80     1,000,000   VMIG-1
------------                                                                                        -----------
 304,004,140  Total Variable Rate Demand Instruments                                                304,004,140
------------                                                                                        -----------
Variable Rate Demand Instruments   Private Placements ((5)) (1.91%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,799,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     1.95%  $ 1,799,000     P-1     A-1
   2,634,000  Anaheim, CA MHRB
              (West Anaheim Royale Project)   Series 1985C
              LOC Union Bank of California                                      12/01/15     1.95     2,634,000     P-1     A-1
   2,613,000  Culver City, CA RDRB (Culver City Royale Project)   Series 1985
              LOC Union Bank of California                                      12/01/15     1.95     2,613,000     P-1     A-1
   1,415,100  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project)   Series 1985
              LOC Bank of America, N.A.                                         07/01/15     2.11     1,415,100     P-1     A-1+
------------                                                                                       ------------
   8,461,100  Variable Rate Demand Instruments   Private Placements                                   8,461,100
------------                                                                                       ------------
              Total Investments (93.98%) (cost $415,346,480*)                                       415,346,480
              Cash and other assets, net of liabilities (6.02%)                                      26,595,262
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $441,941,742
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Advantage Shares,                 207,842,460 shares outstanding                     $       1.00
                                                                                                   ============
              Institutional Class,                4,027,775 shares outstanding                     $       1.00
                                                                                                   ============
              Institutional Service Shares,         198,031 shares outstanding                     $       1.00
                                                                                                   ============
              Retail Class,                     163,577,942 shares outstanding                     $       1.00
                                                                                                   ============
              Short Term Income Shares,          66,421,914 shares outstanding                     $       1.00
                                                                                                   ============

               *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2)   The maturity date indicated for the put bonds is the next put date.

3)   Securities Subject to Alternative Minimum Tax.

4) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

5) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
      BAN      =  Bond Anticipation Note                        IDRRB     =  Industrial Development Refunding Revenue Bond
      COPs     =  Certificates of Participation                 LIFERs    =  Long Inverse Floating Exempt Receipts
      EDA      =  Economic Development Authority                LOC       =  Letter of Credit
      EDC      =  Economic Development Corporation              MHRB      =  Multi-Family Housing Revenue Bond
      EDFA     =  Economic Development Finance Authority        PCFA      =  Pollution Control Finance Authority
      EDRB     =  Economic Development Revenue Bond             PCRB      =  Pollution Control Revenue Bond
      HEFA     =  Health and Education Facilities Authority     RDRB      =  Residential Development Revenue Bond
      HFA      =  Housing Finance Authority                     RB        =  Revenue Bond
      HFC      =  Housing Finance Commission                    RN        =  Revenue Notes
      GO       =  General Obligation                            ROCs      =  Reset Option Certificates
      IDA      =  Industrial Development Authority              RRB       =  Resource Recover Bond
      IDC      =  Industrial Development Corporation            SPEARs    =  Short Puttable Exempt Receipts
      IDRB     =  Industrial Development Revenue Bond           TRAN      =  Tax and Revenue Anticipation Note


Note 1 - Valuation of Securities

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1   quoted prices in active markets for identical securities

Level 2   other  significant  observable  inputs  (including  quoted  prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3   significant  unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Money Market Portfolio's net assets as of December 31, 2008:

Valuation Inputs                Money Market Portfolio   U.S. Treasury Portfolio U.S. Government Portfolio    Municipal Portfolio
----------------                ----------------------   -----------------------  ------------------------    -------------------
Level 1   Quoted Prices            $             -0-        $              -0-        $             -0-         $             -0-
Level 2   Other Significant
 Observable Inputs                     4,994,885,381              1,258,300,128            1,346,817,846              415,346,480
Level 3   Significant
  Unobservable Inputs                            -0-                        -0-                      -0-                      -0-
                                   -----------------       --------------------       ------------------        -----------------
Total                              $   4,994,885,381       $      1,258,300,128            1,346,817,846        $     415,346,480
                                   =================       ====================       ==================        =================

For the year ended December 31, 2008, there was no Level 1 or 3 investments.


Temporary Guarantee Program for Money Market Funds

On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

                                /s/ Christine Manna
By (Signature and Title)*______________________________________________________
                                    Christine Manna, Secretary

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  February 26, 2009

                       /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                          Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  February 26, 2009

* Print the name and title of each signing officer under his or her signature.